INCOME TAXES - Schedule Of Provision For Income Tax (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current
Other taxes	$ 11	$ 9	$ 11
Current income tax	(164)	(618)	(261)
Deferred
Deferred corporate income tax	586	(106)	216
Deferred income tax	640	(241)	231
Income tax expense (recovery)	476	(859)	(30)
North America
Current
Current corporate income tax	(145)	(377)	86
North Sea
Current
Current corporate income tax	57	(74)	(117)
Current PRT - North Sea	(132)	(198)	(258)
Deferred
Deferred PRT - North Sea	54	(135)	15
Offshore Africa
Current
Current corporate income tax	$ 45	$ 22	$ 17